MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Principal Amount		Value
CORPORATE BONDS: 96.3%
Aerospace/Defense: 1.1%
	Bombardier Inc
$125,000	6.000%, 10/15/22	$125,234
	TransDigm Inc
95,000	6.250%, 3/15/26	100,810
75,000	5.500%, 11/15/27	77,644
		303,688
Airlines: 1.8%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
50,000	5.500%, 4/20/26	52,188
25,000	5.750%, 4/20/29	26,676
	Delta Air Lines Inc
200,000	7.375%, 1/15/26	234,979
	Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
175,000	8.000%, 9/20/25	198,172
		512,015
Automotive & Auto Parts: 3.4%
	American Axle & Manufacturing Inc
200,000	6.250%, 4/1/25	206,250
	Clarios Global LP / Clarios US Finance Co
100,000	8.500%, 5/15/27	107,841
	Ford Motor Co
425,000	9.000%, 4/22/25	515,270
	Tenneco Inc
100,000	7.875%, 1/15/29	112,629
		941,990
Banking: 3.2%
	Deutsche Bank AG
200,000	4.875% (5 Year Mid Swap Rate USD + 2.553%), 12/1/32 [1,3]	213,541
	Dresdner Funding Trust I
150,000	8.151%, 6/30/31	212,625
	Natwest Group PLC
200,000	2.523% (3 Month LIBOR USD + 2.320%), 9/30/27 [1,4]	195,526
	Standard Chartered PLC
200,000	7.014% (3 Month LIBOR USD + 1.460%), 7/30/37 [1,3,4]	260,700
		882,392
Broadcasting: 4.8%
	Belo Corp
125,000	7.750%, 6/1/27	146,128
	Diamond Sports Group LLC / Diamond Sports Finance Co
100,000	5.375%, 8/15/26	72,101
	Entercom Media Corp
25,000	6.500%, 5/1/27	25,906
	The EW Scripps Co
150,000	5.125%, 5/15/25	153,281
	Gray Television Inc
150,000	5.875%, 7/15/26	155,719
	iHeartCommunications Inc
100,000	8.375%, 5/1/27	107,500
	Nexstar Broadcasting Inc
100,000	5.625%, 7/15/27	105,280
75,000	4.750%, 11/1/28	75,931
	Scripps Escrow Inc
200,000	5.875%, 7/15/27	206,230
	Sinclair Television Group Inc
125,000	5.875%, 3/15/26	127,633
50,000	5.125%, 2/15/27	48,906
	TEGNA Inc
100,000	5.000%, 9/15/29	103,870
		1,328,485
Building Materials: 2.5%
	Cornerstone Building Brands Inc
150,000	6.125%, 1/15/29	160,031
	JELD-WEN Inc
75,000	4.875%, 12/15/27	77,741
	New Enterprise Stone & Lime Co Inc
100,000	6.250%, 3/15/26	102,688
	PGT Innovations Inc
175,000	6.750%, 8/1/26	186,375
	SRM Escrow Issuer LLC
150,000	6.000%, 11/1/28	157,481
		684,316
Cable/Satellite TV: 5.6%
	CCO Holdings LLC / CCO Holdings Capital Corp
225,000	5.500%, 5/1/26	232,359
150,000	5.000%, 2/1/28	158,797
100,000	5.375%, 6/1/29	107,364
50,000	4.750%, 3/1/30	51,875
	CSC Holdings LLC
200,000	7.500%, 4/1/28	220,837
200,000	5.750%, 1/15/30	210,900
	DISH DBS Corp
175,000	5.875%, 11/15/24	183,403
	Midcontinent Communications / Midcontinent Finance Corp
275,000	5.375%, 8/15/27	286,896
	Radiate Holdco LLC / Radiate Finance Inc
100,000	6.500%, 9/15/28	105,783
		1,558,214
Capital Goods: 2.0%
	Griffon Corp
200,000	5.750%, 3/1/28	213,400
	JB Poindexter & Co Inc
100,000	7.125%, 4/15/26	105,875
	The Manitowoc Co Inc
175,000	9.000%, 4/1/26	189,109
	Mueller Water Products Inc
50,000	5.500%, 6/15/26	51,851
		560,235
Chemicals: 1.3%
	CVR Partners LP / CVR Nitrogen Finance Corp
125,000	9.250%, 6/15/23	126,250
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25	51,916
	Rayonier AM Products Inc
175,000	7.625%, 1/15/26	186,156
		364,322
Consumer-Products: 0.5%
	Kronos Acquisition Holdings Inc / KIK Custom Products Inc
125,000	7.000%, 12/31/27	119,953
	Mattel Inc
23,000	6.750%, 12/31/25	24,206
		144,159
Diversified Financial Services: 2.9%
	Alliance Data Systems Corp
175,000	4.750%, 12/15/24	179,922
150,000	7.000%, 1/15/26	160,811
	Fairstone Financial Inc
250,000	7.875%, 7/15/24	263,255
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.250%, 5/15/26	104,984
75,000	5.250%, 5/15/27	77,625
	Nationstar Mortgage Holdings Inc
25,000	6.000%, 1/15/27	25,981
		812,578
Diversified Media: 1.4%
	Advantage Sales & Marketing Inc
150,000	6.500%, 11/15/28	156,281
	Clear Channel Worldwide Holdings Inc
75,000	5.125%, 8/15/27	75,585
	Nielsen Finance LLC / Nielsen Finance Co
75,000	5.625%, 10/1/28	78,984
75,000	5.875%, 10/1/30	81,141
		391,991
Energy: 16.8%
	Antero Resources Corp
100,000	8.375%, 7/15/26	110,438
	Archrock Partners LP / Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	152,651
	Blue Racer Midstream LLC / Blue Racer Finance Corp
200,000	7.625%, 12/15/25	215,919
131,000	6.625%, 7/15/26	134,930
	CITGO Petroleum Corp
125,000	7.000%, 6/15/25	128,828
	Consolidated Energy Finance SA
350,000	6.875%, 6/15/25	357,219
	Continental Resources Inc
125,000	5.750%, 1/15/31	141,420
50,000	4.900%, 6/1/44	50,095
	CrownRock LP / CrownRock Finance Inc
75,000	5.625%, 10/15/25	76,657
	Delek Logistics Partners LP / Delek Logistics Finance Corp
75,000	6.750%, 5/15/25	75,273
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	81,650
100,000	4.500%, 1/15/29	97,633
100,000	4.750%, 1/15/31	97,125
100,000	6.500%, 7/15/48	100,000
	Genesis Energy LP / Genesis Energy Finance Corp
125,000	5.625%, 6/15/24	122,422
125,000	8.000%, 1/15/27	126,799
125,000	7.750%, 2/1/28	125,194
	Global Partners LP / GLP Finance Corp
125,000	7.000%, 8/1/27	132,109
150,000	6.875%, 1/15/29	161,269
	Harvest Midstream I LP
175,000	7.500%, 9/1/28	188,510
	Hilcorp Energy I LP / Hilcorp Finance Co
100,000	6.000%, 2/1/31	101,688
	Holly Energy Partners LP / Holly Energy Finance Corp
125,000	5.000%, 2/1/28	126,834
	MEG Energy Corp
125,000	7.125%, 2/1/27	131,172
100,000	5.875%, 2/1/29	100,500
	Murphy Oil Corp
175,000	6.375%, 7/15/28	175,547
125,000	6.375%, 12/1/42 [1]	114,062
	Northern Oil and Gas Inc
150,000	8.125%, 3/1/28	149,419
	Occidental Petroleum Corp
75,000	8.875%, 7/15/30	94,688
100,000	6.625%, 9/1/30	112,530
175,000	6.450%, 9/15/36	193,484
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	179,044
	Southwestern Energy Co
100,000	7.500%, 4/1/26	105,952
75,000	8.375%, 9/15/28	82,453
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
158,000	7.500%, 10/1/25	170,360
100,000	6.000%, 12/31/30	99,000
	USA Compression Partners LP / USA Compression Finance Corp
75,000	6.875%, 9/1/27	77,377
		4,690,251
Food & Drug Retail: 1.1%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
100,000	7.500%, 3/15/26	110,649
50,000	5.875%, 2/15/28	53,249
	Parkland Corp
75,000	6.000%, 4/1/26	78,576
75,000	4.500%, 10/1/29	75,446
		317,920
Food/Beverage/Tobacco: 3.1%
	Herbalife Nutrition Ltd / HLF Financing Inc
200,000	7.875%, 9/1/25	217,750
	Kraft Heinz Foods Co
125,000	4.625%, 1/30/29	140,347
100,000	5.000%, 7/15/35	115,237
100,000	4.375%, 6/1/46	104,498
	Post Holdings Inc
100,000	4.625%, 4/15/30	100,315
75,000	4.500%, 9/15/31	74,269
	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
100,000	4.625%, 3/1/29	101,002
		853,418
Gaming: 2.1%
	Caesars Entertainment Inc
150,000	6.250%, 7/1/25	159,758
100,000	8.125%, 7/1/27	110,451
	MGM Resorts International
100,000	6.750%, 5/1/25	107,657
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp
197,000	7.750%, 4/15/25	213,804
		591,670
Healthcare: 9.8%
	AMN Healthcare Inc
100,000	4.625%, 10/1/27	102,437
50,000	4.000%, 4/15/29	49,875
	Bausch Health Americas Inc
275,000	8.500%, 1/31/27	305,467
	Bausch Health Cos Inc
200,000	6.125%, 4/15/25	205,240
75,000	5.000%, 2/15/29	74,203
75,000	6.250%, 2/15/29	79,702
	Centene Corp
75,000	4.250%, 12/15/27	78,952
100,000	4.625%, 12/15/29	108,360
	DaVita Inc
100,000	4.625%, 6/1/30	101,840
100,000	3.750%, 2/15/31	96,008
	Encompass Health Corp
50,000	5.125%, 3/15/23	50,232
	Endo Luxembourg Finance Co I SARL / Endo US Inc
100,000	6.125%, 4/1/29	101,147
	Legacy LifePoint Health LLC
325,000	6.750%, 4/15/25	346,125
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22	68,500
	MPH Acquisition Holdings LLC
150,000	5.750%, 11/1/28	147,278
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
268,000	7.375%, 6/1/25	288,629
	Prime Healthcare Services Inc
200,000	7.250%, 11/1/25	213,750
	Select Medical Corp
175,000	6.250%, 8/15/26	186,253
	Tenet Healthcare Corp
125,000	7.500%, 4/1/25	135,136
		2,739,134
Homebuilders/Real Estate: 5.8%
	Ashton Woods USA LLC / Ashton Woods Finance Co
75,000	6.625%, 1/15/28	80,063
	Brookfield Residential Properties Inc / Brookfield Residential US Corp
125,000	6.250%, 9/15/27	130,703
	Iron Mountain Inc
200,000	5.250%, 7/15/30	206,610
	Kennedy-Wilson Inc
75,000	4.750%, 3/1/29	76,031
75,000	5.000%, 3/1/31	76,050
	PowerTeam Services LLC
300,000	9.033%, 12/4/25	333,840
	Service Properties Trust
50,000	4.500%, 6/15/23	50,887
75,000	4.650%, 3/15/24	75,141
200,000	4.350%, 10/1/24	199,077
75,000	5.500%, 12/15/27	79,353
	Taylor Morrison Communities Inc
75,000	6.625%, 7/15/27	81,000
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
200,000	7.875%, 2/15/25	216,709
		1,605,464
Insurance: 0.4%
	GTCR AP Finance Inc
100,000	8.000%, 5/15/27	107,625

Leisure: 2.3%
	Carnival Corp
100,000	10.500%, 2/1/26	117,998
	Life Time Inc
150,000	5.750%, 1/15/26	154,507
	Royal Caribbean Cruises Ltd
175,000	9.125%, 6/15/23	193,057
175,000	5.500%, 4/1/28	176,225
		641,787
Metals/Mining: 3.4%
	Cleveland-Cliffs Inc
175,000	6.750%, 3/15/26	190,531
	First Quantum Minerals Ltd
275,000	7.500%, 4/1/25	284,281
	FMG Resources August 2006 Pty Ltd
75,000	4.375%, 4/1/31	76,500
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
100,000	7.375%, 12/15/23	101,750
	Hudbay Minerals Inc
75,000	6.125%, 4/1/29	80,250
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
200,000	7.500%, 6/15/25	208,125
		941,437
Paper: 0.4%
	Enviva Partners LP / Enviva Partners Finance Corp
100,000	6.500%, 1/15/26	104,938

Publishing/Printing: 0.6%
	Cimpress PLC
150,000	7.000%, 6/15/26	158,889

Restaurants: 1.0%
	IRB Holding Corp
75,000	7.000%, 6/15/25	80,867
200,000	6.750%, 2/15/26	207,250
		288,117
Services: 4.4%
	Alta Equipment Group Inc
50,000	5.625%, 4/15/26	50,750
	APX Group Inc
25,000	7.875%, 12/1/22	25,141
	Beacon Roofing Supply Inc
200,000	4.875%, 11/1/25	204,863
	Dycom Industries Inc
50,000	4.500%, 4/15/29	50,202
	frontdoor Inc
150,000	6.750%, 8/15/26	159,937
	Garda World Security Corp
100,000	4.625%, 2/15/27	100,250
75,000	9.500%, 11/1/27	83,142
	GPD Cos Inc
25,000	10.125%, 4/1/26	27,563
75,000	10.125%, 4/1/26	82,125
	Herc Holdings Inc
200,000	5.500%, 7/15/27	213,215
	WESCO Distribution Inc
100,000	7.125%, 6/15/25	109,482
100,000	7.250%, 6/15/28	112,041
		1,218,711
Steel: 1.0%
	Allegheny Technologies Inc
125,000	7.875%, 8/15/23 [1]	135,913
	Big River Steel LLC / BRS Finance Corp
125,000	6.625%, 1/31/29	136,445
		272,358
Super Retail: 1.1%
	L Brands Inc
100,000	6.625%, 10/1/30	113,500
75,000	6.750%, 7/1/36	88,641
	LSF9 Atlantis Holdings LLC / Victra Finance Corp
100,000	7.750%, 2/15/26	102,583
		304,724
Technology: 2.7%
	CommScope Technologies LLC
209,000	6.000%, 6/15/25	213,472
	J2 Global Inc
150,000	4.625%, 10/15/30	152,292
	LogMeIn Inc
100,000	5.500%, 9/1/27	104,813
	Veritas US Inc / Veritas Bermuda Ltd
100,000	7.500%, 9/1/25	104,125
	VM Consolidated Inc
175,000	5.500%, 4/15/29	179,538
		754,240
Telecommunications: 7.0%
	Altice France Holding SA
325,000	6.000%, 2/15/28	320,822
	Consolidated Communications Inc
100,000	6.500%, 10/1/28	108,163
	Embarq Corp
75,000	7.995%, 6/1/36	86,440
	GCI LLC
250,000	4.750%, 10/15/28	256,406
	Hughes Satellite Systems Corp
175,000	6.625%, 8/1/26	194,355
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24	155,499
	Lumen Technologies Inc
150,000	5.125%, 12/15/26	158,194
100,000	4.500%, 1/15/29	97,718
	Sprint Capital Corp
250,000	6.875%, 11/15/28	315,711
	Sprint Corp
150,000	7.625%, 3/1/26	183,968
	Zayo Group Holdings Inc
75,000	6.125%, 3/1/28	77,263
		1,954,539
Utilities: 2.8%
	Calpine Corp
50,000	5.125%, 3/15/28	50,303
100,000	4.625%, 2/1/29	97,579
100,000	5.000%, 2/1/31	97,630
	Clearway Energy Operating LLC
125,000	5.000%, 9/15/26	129,372
100,000	3.750%, 2/15/31	96,159
	Talen Energy Supply LLC
225,000	7.250%, 5/15/27	230,411
75,000	6.625%, 1/15/28	75,141
		776,595
TOTAL CORPORATE BONDS
(Cost $25,474,910)		26,806,202

BANK LOANS: 7.5%
Aerospace/Defense: 0.4%
	Spirit Aerosystems B (10/20)
109,725	6.000% (1 Month LIBOR + 6.000%), 4/30/21 [1,2]	110,731

Automotive & Auto Parts: 1.2%
	First Brands 1st Lien (Trico) (3/21)
178,120	6.000% (3 Month LIBOR + 5.000%), 3/30/27 [1,2]	169,016
	Wheel Pros 1st LIEN Rollover (11/20)
174,563	6.250% (1 Month LIBOR + 6.250%, 4/12/21 [1,2]	174,454
		343,470
Healthcare: 1.4%
	AccentCare (12/20) Incremental
49,875	5.500% (1 Month LIBOR + 5.500%), 4/30/21 [1,2]	50,062
	BW NHHC Holdco
199,487	5.189% (3 Month LIBOR + 5.189%), 5/18/21 [1,2]	187,248
	Sedgwick Claims Management Services B3
123,313	5.250% (1 Month LIBOR + 5.250%), 4/30/21 [1,2]	123,749
	US Outpatient/ US Radiology (12/20)
24,938	6.250% (3 Month LIBOR + 6.250%), 6/15/21 [1,2]	25,066
		386,125
Leisure: 0.4%
	Carnival (USD)
98,751	8.500% (1 Month LIBOR + 8.500%), 4/30/21 [1,2]	102,173

Services: 0.5%
	Revint (10/20)
125,000	5.750% (1 Month LIBOR + 5.750%), 3/31/21 [1,2]	125,625

Technology: 1.1%
	Ahead DB Holdings (Data Blue)
100,000	6.000% (3 Month LIBOR + 6.000%), 6/30/21 [1,2]	100,344
	CT Technologies (12/20) (HealthPort/Ciox Health)
75,000	6.000% (1 Month LIBOR + 6.000%), 4/30/21 [1,2]	75,219
	Dawn Acquisition
149,617	3.953% (3 Month LIBOR + 3.953%), 6/30/21 [1,2]	137,368
		312,931
Telecommunications: 1.6%
	Consolidated Communications B (10/20)
53,550	5.750%, 10/2/27 [1,2,5,6]	53,692
	Intelsat Jackson DIP
134,636	6.500% (3 Month LIBOR + 6.500%), 7/13/22 [1,2]	136,589
	Intelsat Jackson Holdings B5 (Fixed)
250,000	8.625%, 3/30/21 [2]	255,761
		446,042
Transportation Excluding Air/Rail: 0.5%
	Yak Access B
147,945	5.109% (1 Month LIBOR + 5.109%), 4/30/21 [1,2]	135,956

Utilities: 0.4%
	Hamilton Projects B
124,063	5.750% (3 Month LIBOR + 5.750%), 6/30/21 [1,2]	124,760

TOTAL BANK LOANS
(Cost $2,053,442)		2,087,813

TOTAL INVESTMENTS IN SECURITIES: 103.8%
(Cost $27,528,352)		28,894,015
Liabilities in Excess of Other Assets: (3.8)%		(1,047,747)
TOTAL NET ASSETS: 100.0%		$27,846,268

LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$26,806,202	$–	$26,806,202
Bank Loans	–	2,087,813	–	2,087,813
Total Assets	$–	$28,894,015	$–	$28,894,015